OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2025
OTHER PAYABLES AND ACCRUED LIABILITIES
OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 9 – OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following as of March 31, 2025 and 2024:

	As of March 31,	As of March 31,
	2025	2024
Advances from customers	$73,321	$73,953
Loan payable to the third party	2,250,000	2,250,000
Interest payable	218,630	39,167
Deposit	50,000	50,000
Others	29,612	32,955
Total	$2,621,563	$2,446,075